Fair Value Measurements (Details) - SoundHound, Inc. [Member] - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021
Fair Value Measurements (Details) [Line Items]
Intrinsic value	$ 1,931
Fair of debt proceeds				$ 1,527,000
Common stock warrants description		The warrants were classified as equity instruments at inception with a corresponding discount recorded at issuance against the outstanding notes in connection with the SVB March 2021 Note or as an asset in connection with the SCI June 2021 Note. The common stock warrants are not subject to remeasurement at each subsequent balance sheet date due to their classification as equity instruments as they are considered indexed to the Company’s stock. As of December 31, 2021, none of these warrants have been exercised.
Warrant [Member]
Fair Value Measurements (Details) [Line Items]
Exchange price (in Dollars per share)		$ 20,370
Fair of debt proceeds					$ 2,316,000
Series B Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Increase in fair value	$ 269,000
Expected dividend yield		0.00%
Shares issued (in Shares)	101,574
Series B Preferred Stock [Member]
Fair Value Measurements (Details) [Line Items]
Exchange price (in Dollars per share)	$ 1.97	$ 1.97
Change in fair value	$ 200,000
Series C Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Increase in fair value			$ 318,000
Change in fair value		$ 3,812,000
Aggregate fair value		$ 0	$ 2,004,000
Series C Preferred Stock [Member]
Fair Value Measurements (Details) [Line Items]
Shares issued (in Shares)		116,150
Exchange price (in Dollars per share)		$ 6,710
Preferred Stock fair value		$ 5,816,000